EARNINGS PER SHARE ("EPS") (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Numerator:
Net income attributable to Hexindai Inc.'s shareholders	$ 5,532,581	$ 65,481,973	$ 8,570,864
Denominator:
Basic (in shares)	48,693,162	44,977,780	42,331,200
Weighted average number of dilutive potential ordinary shares from share options	4,219,664	2,678,483
Weighted average number of ordinary shares outstanding-diluted	52,912,826	47,656,263	42,331,200
Basic net income per share attributable to Hexindai's shareholders (in dollars per share)	$ 0.11	$ 1.46	$ 0.20
Diluted net income per share attributable to Hexindai's shareholders (in dollars per share)	$ 0.10	$ 1.37	$ 0.20